Cash and Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cash and Marketable Securities [Abstract]
Schedule Of Amortized Cost, Fair Value And Gross Unrealized Gains And Losses Of The Company's Short- And Long-Term Investments In Debt And Equity Securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In millions)	Cost	Gains	Losses	Value
Available-for-sale and trading securities, September 30, 2014
Debt securities	$70	$1	$—	$71
Equity securities	34	8	(1)	41
Total securities	$104	$9	$(1)	$112

Available-for-sale and trading securities, December 31, 2013
Debt securities	$97	$3	$(1)	$99
Equity securities	41	9	—	50
Total securities	$138	$12	$(1)	$149

(In millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December 31, 2013:
Debt securities	$97	$3	$(1)	$99
Equity securities	41	9	—	50

Total securities	$138	$12	$(1)	$149

(In millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December, 31, 2012:
Debt securities	$99	$6	$—	$105
Equity securities	39	4	(2)	41

Total securities	$138	$10	$(2)	$146

Schedule Of Proceeds And Gross Realized Gains Resulting From Sales Of Available-For-Sale Securities And Gross Realized Losses Or Impairment Charges Due To Other Than Temporary Declines In The Value Of Certain Investments

	Nine Months Ended September 30,
(In millions)	2014	2013
Proceeds from sale of securities	$43	$8
Gross realized gains, pre-tax	5	1
Gross realized gains, net of tax	3	1
Gross realized losses, pre-tax	(1)	—
Gross realized losses, net of tax	—	—

	Year Ended December 31,
(In millions)	2013	2012	2011
Proceeds from sales of securities	$23	$23	$45
Gross realized gains, pre-tax	2	2	6
Gross realized gains, net of tax	1	1	4
Gross realized losses, pre-tax	(1)	—	—